Related Party Transactions - Deferred revenue and amounts due to parties (Details)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Related Party Transaction
Total deferred revenue	$ 19,462,888	¥ 133,817,091	¥ 234,464,105
Total amounts due to related parties	4,524,051	31,105,111	27,294,813
Funds managed by Jupai Group
Related Party Transaction
Total deferred revenue	19,462,888	133,817,091	234,464,105
Total amounts due to related parties	4,233,163	29,105,111	25,142,250
Investees of shareholder of the Company
Related Party Transaction
Total amounts due to related parties	$ 290,888	¥ 2,000,000	¥ 2,152,563